PROPERTY, PLANT AND EQUIPMENT - Disclosure of net book value of property, plant and equipment (Details) - CAD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023
Disclosure of subsidiaries [line items]
Beginning balance	$ 1,286,001	$ 1,029,240
Cariboo acquisition	126,194	115,579
Deemed disposition	(13,342)	0
Net additions	401,294	205,291
Changes in rehabilitation cost asset	1,481	12,673
Depletion and amortization	(79,734)	(68,740)
Foreign exchange translation	48,208	(8,042)
Ending balance	1,770,102	1,286,001
Gibraltar Mines [Member]
Disclosure of subsidiaries [line items]
Beginning balance	805,508	610,399
Cariboo acquisition	126,194	115,579
Deemed disposition	(13,342)
Net additions	86,372	135,234
Changes in rehabilitation cost asset	445	12,673
Depletion and amortization	(79,266)	(68,377)
Foreign exchange translation	0	0
Ending balance	925,911	805,508
Florence Copper [Member]
Disclosure of subsidiaries [line items]
Beginning balance	441,107	380,987
Cariboo acquisition	0	0
Deemed disposition	0
Net additions	310,584	68,162
Changes in rehabilitation cost asset	1,036	0
Depletion and amortization	0	0
Foreign exchange translation	48,208	(8,042)
Ending balance	800,935	441,107
Yellowhead [Member]
Disclosure of subsidiaries [line items]
Beginning balance	22,826	21,950
Cariboo acquisition	0	0
Deemed disposition	0
Net additions	3,049	884
Changes in rehabilitation cost asset	0	0
Depletion and amortization	(113)	(8)
Foreign exchange translation	0	0
Ending balance	25,762	22,826
Aley [Member]
Disclosure of subsidiaries [line items]
Beginning balance	15,884	14,873
Cariboo acquisition	0	0
Deemed disposition	0
Net additions	1,289	1,011
Changes in rehabilitation cost asset	0	0
Depletion and amortization	0	0
Foreign exchange translation	0	0
Ending balance	17,173	15,884
Other [Member]
Disclosure of subsidiaries [line items]
Beginning balance	676	1,031
Cariboo acquisition	0	0
Deemed disposition	0
Net additions	0	0
Changes in rehabilitation cost asset	0	0
Depletion and amortization	(355)	(355)
Foreign exchange translation	0	0
Ending balance	$ 321	$ 676